Shareholder Report, Holdings (Details) - T-REX 2X LONG NFLX DAILY TARGET ETF [Member]	Feb. 28, 2025
Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.04%
Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%